Income tax (Details Narrative) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Deferred tax assets other loss carryforwards	$ 544,000		$ 918,000
Deferred tax assets gross	92,000		156,000
Valuation allowance	92,000		156,000
Penalties and interest expense	0	$ 0
Unrecognized tax benefits	$ 0	0
UNITED ARAB EMIRATES
Corporate income tax rate	9.00%
Operating Loss Carryforwards	$ 243,000	$ 160,000
SINGAPORE
Corporate income tax rate	17.00%
Deferred tax assets other loss carryforwards	$ 544,000		918,000
Deferred tax assets gross	92,000		156,000
Valuation allowance	$ 92,000		$ 156,000